Opportunity Trust
Schedule of Investments (Unaudited)
March 31, 2023

Security			Shares	Value
Common Stocks ― 115.0%

Communication Services ― 11.2%
Interactive Media & Services ― 9.2%
Alphabet Inc., Class A Shares *(a)			540,000	$56,014,200
Meta Platforms Inc., Class A Shares *(a)			260,000	55,104,400
Total Interactive Media & Services				111,118,600
Media ― 2.0%
S4 Capital PLC*			12,000,000	24,069,871
Total Communication Services				135,188,471

Consumer Discretionary ―43.9%
Automobiles ― 3.4%
General Motors Co. (a)			1,100,000	40,348,000
Broadline Retail ― 9.4%
Alibaba Group Holding Ltd. ― ADR *			475,000	48,535,500
Amazon.com Inc. *(a)			625,000	64,556,250
Total Broadline Retail				113,091,750
Diversified Consumer Services ― 1.1%
ADT Inc.			1,900,000	13,737,000
Hotels, Restaurants & Leisure ― 12.2%
Expedia Group, Inc. * (a)			700,000	67,921,000
Norwegian Cruise Line Holdings Ltd. * (a)			3,200,000	43,040,000
Travel Plus Leisure Co.			900,000	35,280,000
Total Hotels, Restaurants & Leisure				146,241,000
Household Durables ― 4.8%
Taylor Morrison Home Corp. * (a)			1,500,000	57,390,000
Leisure Products ― 6.1%
Mattel, Inc. * (a)			2,950,000	54,309,500
Peloton Interactive, Inc., Class A Shares *			1,700,000	19,278,000
Total Leisure Products				73,587,500
Specialty Retail ― 3.5%
Farfetch Ltd., Class A Shares *(a)			5,500,000	27,005,000
Stitch Fix Inc., Class A Shares *			3,000,000	15,330,000
Total Specialty Retail				42,335,000
Textiles, Apparel & Luxury Goods ― 3.4%
Canada Goose Holdings Inc. *(a)			2,100,000	40,425,000
Total Consumer Discretionary				527,155,250

Energy ― 10.8%
Oil, Gas & Consumable Fuels ― 10.8%
Chesapeake Energy Corp.			400,000	30,416,000
Energy Transfer LP (a)			4,500,000	56,115,000
Ovintiv Inc. (a)			1,200,000	43,296,000
Total Oil, Gas & Consumable Fuels				129,827,000
Total Energy				129,827,000

Financials ― 23.6%
Banks ― 6.3%
Citigroup Inc.			1,000,000	46,890,000
JPMorgan Chase & Co. (a)			225,000	29,319,750
Total Banks				76,209,750
Capital Markets ― 4.8%
Coinbase Global Inc., Class A Shares *			500,000	33,785,000
UBS Group AG			1,100,000	23,474,000
Total Capital Markets				57,259,000
Consumer Finance ― 10.1%
Capital One Financial Corp.			330,000	31,732,800
OneMain Holdings Inc. (a)			1,700,000	63,036,000
SoFi Technologies Inc. *			4,300,000	26,101,000
Total Consumer Finance				120,869,800
Financial Services ― 2.4%
Fiserv, Inc. *			260,000	29,387,800
Total Financials				283,726,350

Health Care ― 9.3%
Biotechnology ― 5.1%
Karuna Therapeutics, Inc. *			150,000	27,246,000
Precigen, Inc.*			8,500,000	9,010,000
PureTech Health Plc *			9,000,000	24,591,681
Total Biotechnology				60,847,681
Pharmaceuticals ― 4.2%
Green Thumb Industries Inc. *			2,600,000	19,977,901
Teva Pharmaceutical Industries Ltd. ― ADR *			3,500,000	30,975,000
Total Pharmaceuticals				50,952,901
Total Health Care				111,800,582

Security			Shares	Value

Industrials ― 11.0%
Ground Transportation ― 3.3%
Uber Technologies Inc. *			1,250,000	$39,625,000
Passenger Airlines ― 7.7%
Delta Air Lines Inc. *(a)			1,500,000	52,380,000
United Continental Holdings, Inc. *			900,000	39,825,000
Total Passenger Airlines				92,205,000
Total Industrials				131,830,000

Information Technology ― 2.8%
Software ― 2.8%
Splunk Inc. *			350,000	33,558,000
Total Information Technology				33,558,000

Materials ― 2.4%
Metals & Mining ― 2.4%
Cleveland-Cliffs, Inc. *			1,600,000	29,328,000
Total Materials				29,328,000

Total Common Stocks (Cost ― $1,427,145,006)				1,382,413,653

Corporate Bond ― 0.9%
Financials ― 0.9%	Maturity Date	Rate	Face Amounts
Capital Markets ― 0.9%
Coinbase Global, Inc. (b)	Oct. 1, 2028	3.375%	18,433,000	11,267,171
Total Financials				11,267,171

Total Corporate Bond (Cost ― $10,174,422)				11,267,171

Investment Fund― 0.1%
Pangaea One, LP(c)(d)(e)			1	1,553,483
Total Investment Fund (Cost ― $27,419,463)				1,553,483

Warrant ― 0.0%	Expiration Date	Exercise Price	Shares
Alaunos Therapeutics, Inc. *(d)(e)	Jul. 30, 2024	$7.00	3,787,879	147,727
Total Warrant (Cost ― $1,177,758)				147,727

Total Investments ― 116.0% (Cost ― $1,465,916,649)				$1,395,382,034
Liabilities in Excess of Other Assets ― (16.0)%				(192,455,527)
Total Net Assets ― 100.0%				1,202,926,507

ADR ― American Depositary Receipt
* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)  Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.  At March 31, 2023, the value of these securities totaled $11,267,171 or 0.9% of net assets.

(c) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or outstanding capital for Pangaea One, LP.  At March 31, 2023, the total market value of investments in Affiliated Companies was $1,553,483 and the cost was $27,419,463.

(d) Security is valued in good faith in accordance with procedures approved by the Board of Trustees.
(e) Restricted security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services
LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2023:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Common Stocks	$1,382,413,653	$-	$-	$1,382,413,653
Corporate Bond	-	11,267,171	-	11,267,171
Investment Fund	-	-	1,553,483	1,553,483
Warrant	-	-	147,727	147,727
Total Investments	$1,382,413,653	$11,267,171	$1,710,210	$1,395,382,034

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Investment Fund		Warrant
Balance at December 31, 2022	$1,548,089		$196,970
Realized gain (loss)	-		-
Purchases	-		-
Sales/Partnership distributions	-		-
Change in unrealized appreciation (depreciation)	5,394	[1]	(49,243)
Balance as of March 31, 2023:	$1,553,483		$147,727
Change in unrealized appreciation (depreciation) for Level 3 securities held at March 31, 2023	5,394		(49,243)

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Investment Fund	$1,553,483	Discounted NAV of Limited Partnership Interest	Liquidity Discount	25%	Decrease

Warrant	$147,727	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2023:

Pangaea One, LP
Value at December 31, 2022	$1,548,089
Purchases	-
Sales / Partnership Distributions	-
Change in Unrealized Gain (Loss)	5,394
Realized Gain (Loss) on Sales / Distributions	-
Value at March 31, 2023	$1,553,483
Amortization, Dividend, Interest Income

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at March 31, 2023	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$27,419,463	$1,553,483	0.2%	$729,365[2]
Alaunos Therapeutics, Inc. (Warrant)[3]	$1,177,758	$147,727	0.0%[4]	N/A

1Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12,4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

2 In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2023, the Fund had open commitment of $729,365.

3 Acquisition date was 7/19.

4 Percentage represents less than 0.05%